Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives [Abstract]
Schedule Of Designated Instruments Classified As Derivative Assets

					Fair		Adjusted		Gain
				Swap	Market		Fair Market		Recognized in	Gain
			Hedge	Contract	Value of	Credit	Value of	Deferred	Accumulated	Recognized
			Interest	Notional	Derivative	Risk	Derivative	Tax	Comprehensive	into
Type	Quantity	Maturity Dates	Rates	Amount	Asset	Adjustment	Asset	Expense	Loss	Earnings
Interest rate swap contracts	18	10/15/17-11/14/18	0.89% - 1.22%	$376,619	$2,182	$36	$2,218	$(273)	$1,914	$30
Accrued interest				—	(151)	—	(151)	—	—	—

Total – designated derivative assets	18			$376,619	$2,031	$36	$2,067	$(273)	$1,914	$30

Schedule Of Designated Instruments Classified As Derivative Liabilities

					Fair		Adjusted		Loss
				Swap	Market		Fair Market		Recognized in	Loss
			Hedge	Contract	Value of	Credit	Value of	Deferred	Accumulated	Recognized
			Interest	Notional	Derivative	Risk	Derivative	Tax	Comprehensive	into
Type	Quantity	Maturity Dates	Rates	Amount	Liability	Adjustment	Liability	Benefit	Loss	Earnings
Interest rate swap contracts	18	1/14/15-9/27/25	1.00% - 6.22%	$1,014,262	$(23,618)	$1,459	$(22,159)	$2,757	$(19,005)	$(103)
Accrued interest				—	(1,152)	—	(1,152)	—	—	—

Total – designated derivative liabilities	18			$1,014,262	$(24,770)	$1,459	$(23,311)	$2,757	$(19,005)	$(103)